CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Maturity profile of our marketable securities (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 7,419	kr 5,573
2019
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current		2,880
2020
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	3,891	1,574
2021
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	2,190	505
2022
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	493	138
2023
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	102	75
2024+
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 743	kr 401